Restructuring, Impairment and Plant Closing and Transition Costs - Schedule of Accrued Restructuring Costs by Segment and Initiative (Details) $ in Millions	3 Months Ended
Mar. 31, 2022 USD ($)
Accrued restructuring costs roll forward
Accrued restructuring costs at the beginning of the period	$ 22
Foreign currency effect on liability balance	(1)
Accrued restructuring costs at the end of the period	13
Current portion of restructuring reserves	7
Long-term portion of restructuring reserves	6
Initiatives 2018 And Prior
Accrued restructuring costs roll forward
Restructuring charges	3
Restructuring payments	(3)
Initiatives 2019
Accrued restructuring costs roll forward
Restructuring charges	2
Restructuring payments	(1)
2020 initiatives
Accrued restructuring costs roll forward
Accrued restructuring costs at the beginning of the period	14
Restructuring payments	(9)
Accrued restructuring costs at the end of the period	5
Titanium Dioxide
Accrued restructuring costs roll forward
Accrued restructuring costs at the beginning of the period	21
Foreign currency effect on liability balance	0
Accrued restructuring costs at the end of the period	12
Current portion of restructuring reserves	6
Long-term portion of restructuring reserves	6
Titanium Dioxide | Initiatives 2018 And Prior
Accrued restructuring costs roll forward
Restructuring charges	3
Restructuring payments	(3)
Titanium Dioxide | Initiatives 2019
Accrued restructuring costs roll forward
Restructuring charges	0
Restructuring payments	0
Titanium Dioxide | 2020 initiatives
Accrued restructuring costs roll forward
Restructuring payments	(9)
Performance Additives
Accrued restructuring costs roll forward
Accrued restructuring costs at the beginning of the period	1
Foreign currency effect on liability balance	(1)
Accrued restructuring costs at the end of the period	1
Current portion of restructuring reserves	1
Long-term portion of restructuring reserves	0
Performance Additives | Initiatives 2018 And Prior
Accrued restructuring costs roll forward
Restructuring charges	0
Restructuring payments	0
Performance Additives | Initiatives 2019
Accrued restructuring costs roll forward
Restructuring charges	2
Restructuring payments	(1)
Performance Additives | 2020 initiatives
Accrued restructuring costs roll forward
Restructuring payments	$ 0